Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 11.25
Ordinary shares, shares authorized (in Shares)	[1]	1,800,000,000	2,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	563,338	563,338
Ordinary shares, shares outstanding (in Shares)	[1]	563,338	563,338
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)		200,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)

[1]	The dual-class share structure became effective on February 13, 2026.